Trade receivables and other assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade receivables and other assets
Beginning of period	€ 263	€ 183
Additions	252	96
Utilization	(123)	(4)
Reversal	(136)	(12)
End of period	256	263
Increase in expected loss allowance	56	55
Reversal of impairment on trade receivables	86	46
Gain on recovery	50	12
Other assets include prepayments	467	497
Advance payments made to suppliers	€ 789	€ 521